Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Computation of The Basic and Diluted Earnings
The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	2019		2020		2021
Net profit for the period attributable to equity holders of the parent from continuing operations	Ps.	57,886,001	Ps.	29,859,980	Ps.	70,712,449
Net profit for the period attributable to equity holders of the parent from discontinued operations		9,844,889		16,992,625		121,710,718

Net profit for the period attributable to equity holders of the parent		67,730,890		46,852,605		192,423,167
Weighted average shares (in millions)		66,016		66,265		65,967

Earnings per share attributable to equity holders of the parent continuing operations	Ps.	0.88	Ps.	0.45	Ps.	1.07

Earnings per share attributable to equity holders of the parent discontinued operations	Ps.	0.15	Ps.	0.26	Ps.	1.85